StepStone Private Credit Income Fund

Consolidated Schedule of Investments

March 31, 2025

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated - 106.3% of NAV
Senior Secured Loans - North America - 63.7% of NAV									1,2,3,4,5
North America - 63.7% of NAV
AAH Topco, LLC	Delayed Draw	1.00%	1M SOFR		3/31/2031	$3,153,207	$(15,745)	$(15,766)	6,7,8,11
ACR Group Borrower	First Lien Term Loan	10.35%	3M SOFR	6.00%	3/31/2028	304,108	304,108	304,096	6,12,25
Alkeme Intermediary Holdings, LLC	Delayed Draw	9.55%	3M SOFR	5.25%	10/28/2026	1,990,675	1,968,430	1,977,806	6,9,12
Alkeme Intermediary Holdings, LLC	Delayed Draw	9.57%	1M SOFR	5.25%	2/18/2031	1,462,870	(3,699)	(3,413)	6,7,8,12
Allworth Financial Group, L.P.	Delayed Draw	9.32%	1M SOFR	5.00%	12/23/2027	3,823,142	390,118	390,118	6,7,12
Allworth Financial Group, L.P.	Revolver	0.50%	3M SOFR		12/23/2027	176,678	(759)	(686)	6,7,8,12
Amercareroyal, LLC	First Lien Term Loan	9.32%	3M SOFR	5.00%	9/6/2031	2,595,904	2,570,080	2,577,324	6,9,12
Amercareroyal, LLC	Delayed Draw	1.00%	3M SOFR		9/10/2030	597,590	—	—	6,7,8,12
Amercareroyal, LLC	Delayed Draw	9.32%	3M SOFR	5.00%	9/10/2030	413,422	409,507	412,667	6,9,12
Amercareroyal, LLC	Revolver	9.32%	3M SOFR	5.00%	9/6/2031	385,542	319,077	320,132	6,7,12
AmeriLife Holdings LLC	First Lien Term Loan	9.26%	6M SOFR	5.00%	8/31/2029	5,349,600	5,322,876	5,349,265	6,9,11
AmeriLife Holdings LLC	Delayed Draw	1.00%	3M SOFR		8/31/2029	1,787,698	(4,419)	4,356	6,7,11
AmeriLife Holdings LLC	Revolver	0.50%	3M SOFR		8/31/2028	885,797	(4,380)	(55)	6,7,8,11
Any Hour LLC	First Lien Term Loan	9.55%	3M SOFR	5.25%	5/23/2030	2,354,502	2,322,894	2,319,818	6,9,10
Any Hour LLC	Revolver	9.51%	3M SOFR	5.20%	5/23/2030	346,320	182,483	181,911	6,7,10
Any Hour LLC	Delayed Draw	9.55%	3M SOFR	5.25%	5/23/2030	692,137	61,722	61,746	6,7,10
Apex Service Partners, LLC	Delayed Draw	9.31%	3M SOFR	5.00%	10/24/2030	2,160,235	1,360,853	1,367,407	6,7,12
Apex Service Partners, LLC	Revolver	9.31%	3M SOFR	5.00%	10/24/2029	96,927	81,167	81,085	6,7,12
Apex Service Partners, LLC	Delayed Draw	9.31%	3M SOFR	5.00%	10/24/2030	291,879	289,118	288,928	6,9,12
Apex Service Partners, LLC	First Lien Term Loan	9.31%	3M SOFR	5.00%	10/24/2030	1,226,331	1,214,734	1,213,932	6,9,12
Aptean, Inc.	Delayed Draw	0.50%	3M SOFR		1/30/2031	4,477,073	(10,959)	(14,994)	6,7,8,11
Aptean, Inc.	Revolver	0.50%	6M SOFR		1/30/2031	285,408	(1,397)	(1,669)	6,7,8,11
Aptean, Inc.	Delayed Draw	0.50%	3M SOFR		1/30/2031	5,035,110	—	—	6,7,8,11
Arctic Holdco, LLC	Delayed Draw	1.00%	6M SOFR		1/31/2032	672,827	(3,190)	(4,146)	6,7,8,12
Arctic Holdco, LLC	First Lien Term Loan	9.55%	3M SOFR	5.25%	1/31/2032	1,771,822	1,754,711	1,752,057	6,9,12
Arctic Holdco, LLC	First Lien Term Loan	9.55%	3M SOFR	5.25%	1/31/2032	4,134,251	4,094,325	4,088,133	6,12

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

March 31, 2025

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated (continued)
Senior Secured Loans (continued)
North America (continued)
Arctic Holdco, LLC	Revolver	9.56%	3M SOFR	5.25%	1/31/2031	$448,551	$211,001	$210,301	6,7,12
Argano LLC	First Lien Term Loan	10.07%	3M SOFR	5.75%	9/13/2029	3,172,464	3,128,919	3,104,144	6,9,12
Argano LLC	Delayed Draw	1.00%	3M SOFR		9/13/2029	695,652	(3,104)	(8,014)	6,7,8,12
Argano LLC	Revolver	0.50%	3M SOFR		9/13/2029	115,942	(1,551)	(2,497)	6,7,8,12
Ari Network Services, Inc.	First Lien Term Loan	9.32%	1M SOFR	5.00%	8/28/2026	1,140,591	1,130,734	1,130,534	6,9,11
ASP Global Holdings, LLC	First Lien Term Loan	9.57%	3M SOFR	5.25%	7/31/2029	2,069,814	2,051,229	2,063,110	6,9,12
ASP Global Holdings, LLC	Revolver	9.57%	1M SOFR	5.25%	7/31/2029	258,412	161,400	163,661	6,7,12
ASP Global Holdings, LLC	Delayed Draw	9.57%	3M SOFR	5.25%	7/31/2029	858,298	604,337	609,165	6,7,12
Astro Acquisition, LLC	First Lien Term Loan	9.80%	3M SOFR	5.50%	12/13/2027	2,698,149	2,687,637	2,686,373	6,12,25
Autism Learning Partners Holdings	First Lien Term Loan	9.74%	3M SOFR	5.25%	8/16/2027	1,818,967	1,804,116	1,801,990	6,12,25
Aviation Technical Services, Inc.	First Lien Term Loan	10.05%	3M SOFR	5.75%	7/12/2029	1,326,667	1,317,715	1,316,820	6,9,12
Aviation Technical Services, Inc.	Revolver	10.06%	3M SOFR	5.75%	7/12/2029	166,667	65,568	65,430	6,7,12
Axis Portable Air, LLC	Delayed Draw	10.04%	3M SOFR	5.71%	3/22/2028	1,290,331	1,249,778	1,251,794	6,7,12
Axis Portable Air, LLC	Revolver	0.50%	3M SOFR		3/22/2028	387,997	(2,433)	(1,863)	6,7,8,12
Axis Portable Air, LLC	Delayed Draw	0.50%	3M SOFR		12/31/2032	397,299	(1,964)	(1,987)	6,7,8,12
Axxiom Elevator	First Lien Term Loan	9.08%	3M SOFR	6.25%	10/19/2029	1,680,824	1,680,824	1,679,605	6,12,25
BBMA Buyer	Delayed Draw	10.05%	3M SOFR	5.75%	1/2/2030	4,156,974	1,292,391	1,292,391	6,7,12
BC Group Holdings Inc	Delayed Draw	9.30%	3M SOFR	5.00%	12/19/2025	4,988,877	944,706	938,070	6,7,11
BCI Burke Holding Corp.	Delayed Draw	1.00%	3M SOFR		12/14/2027	838,634	(7,153)	(6,631)	6,7,8,12
BCI Burke Holding Corp.	First Lien Term Loan	10.08%	3M SOFR	5.75%	12/14/2027	3,069,615	3,039,031	3,045,283	6,9,12
Berlin Rosen Acquisition, LLC	First Lien Term Loan	9.92%	3M SOFR	5.50%	1/14/2027	1,163,678	1,151,984	1,153,071	6,9,12
Berlin Rosen Acquisition, LLC	Revolver	9.92%	3M SOFR	5.50%	1/14/2027	576,465	484,313	484,741	6,7,12
Berlin Rosen Acquisition, LLC	First Lien Term Loan	9.92%	3M SOFR	5.50%	1/14/2027	2,245,655	2,223,234	2,225,186	6,9,12
Big Top Holdings, LLC	Revolver	0.50%	3M SOFR		3/1/2030	25,000	(433)	(481)	6,7,8,12
Big Top Holdings, LLC	First Lien Term Loan	10.07%	3M SOFR	5.75%	3/1/2030	808,778	794,342	783,167	6,9,12
Blue Matter Consulting	First Lien Term Loan	9.45%	3M SOFR	5.00%	5/24/2027	9,950,000	9,867,025	9,870,669	6,12,25

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

March 31, 2025

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated (continued)
Senior Secured Loans (continued)
North America (continued)
Brightmore Brands LLC	First Lien Term Loan	9.69%	3M SOFR	5.38%	9/10/2029	$3,330,028	$3,284,444	$3,284,117	6,9,14
By Light Professional IT Services	First Lien Term Loan	10.79%	1M SOFR	6.37%	11/16/2026	2,047,340	2,016,676	2,019,136	6,9,12
Campany Roofing Maintenance, LLC	Delayed Draw	11.17%	1M SOFR	6.75%	11/27/2028	1,635,756	1,613,522	1,613,747	6,9,14
Cardiovascular Associates	Delayed Draw	9.57%	1M SOFR	5.25%	5/22/2029	1,174,026	572,382	572,232	6,7,12
Cardiovascular Associates	Delayed Draw	1.00%	3M SOFR		5/22/2029	245,726	(1,219)	(1,282)	6,7,8,12
Cardiovascular Associates	Revolver	0.50%	3M SOFR		5/22/2028	190,340	(944)	(993)	6,7,8,12
Cardiovascular Associates	First Lien Term Loan	9.57%	1M SOFR	5.25%	5/22/2029	1,617,765	1,609,692	1,609,324	6,9,12
CARDS Acquisition, Inc.	First Lien Term Loan	9.58%	3M SOFR	5.25%	8/12/2029	2,255,217	2,234,839	2,233,240	6,9,12
CARDS Acquisition, Inc.	Delayed Draw	9.82%	3M SOFR	5.50%	8/12/2029	1,304,348	162,429	161,194	6,7,12
CARDS Acquisition, Inc.	Revolver	9.81%	3M SOFR	5.50%	8/12/2029	434,783	267,039	266,642	6,7,12
Carnegie Dartlet, LLC	First Lien Term Loan	9.82%	3M SOFR	5.50%	2/7/2030	168,626	166,406	164,290	6,9,12
Carnegie Dartlet, LLC	Delayed Draw	0.50%	3M SOFR		2/7/2030	60,000	(238)	(942)	6,7,8,12
Carnegie Dartlet, LLC	Revolver	10.38%	3M SOFR	6.01%	2/7/2030	20,000	15,580	15,186	6,7,12
Catalyst Acoustics Group, Inc.	Delayed Draw	1.00%	3M SOFR		11/12/2030	2,222,222	(18,504)	(19,789)	6,7,8,12
Catalyst Acoustics Group, Inc.	First Lien Term Loan	9.30%	3M SOFR	5.00%	11/12/2030	7,758,333	7,693,310	7,689,246	6,12,25
CCMG Buyer	First Lien Term Loan	9.82%	1M SOFR	5.50%	5/8/2030	1,898,229	1,878,628	1,877,034	6,12,25
Cerity Partners Equity Holding LLC	Delayed Draw	9.57%	3M SOFR	5.25%	7/28/2029	3,585,737	2,550,125	2,557,755	6,7,11
Cerity Partners Equity Holding LLC	Revolver	9.57%	3M SOFR	5.25%	7/28/2028	410,256	236,310	237,179	6,7,11
Cerity Partners Equity Holding LLC	Delayed Draw	1.00%	3M SOFR		7/30/2029	1,232,394	(11,810)	(12,752)	6,7,8,11
Clarest Health	First Lien Term Loan	9.93%	3M SOFR	5.50%	2/3/2026	5,105,308	4,957,399	4,927,486	6,12,25
Clinical Reserarch (ITC) Buyer INC	Delayed Draw	1.00%	3M SOFR		5/17/2030	1,350,000	(11,989)	(12,904)	6,7,8,12
CMG Holding Co, LLC	First Lien Term Loan	9.32%	3M SOFR	5.00%	11/26/2030	1,833,407	1,824,637	1,824,277	6,9,12
CMG Holding Co, LLC	Delayed Draw	1.00%	3M SOFR		11/26/2030	1,833,407	2,632	(2,753)	6,7,8,12
CMG Holding Co, LLC	Revolver	0.50%	3M SOFR		11/26/2030	275,011	395	(413)	6,7,8,12
Combined Wellness Acquisition Co	Delayed Draw	10.09%	3M SOFR	5.24%	2/27/2026	5,000,000	4,751,878	4,750,812	6,7,12
Combined Wellness Acquisition Co	First Lien Term Loan	10.55%	3M SOFR	6.00%	4/30/2025	1,207,884	1,207,884	1,207,521	6,12,25

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

March 31, 2025

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated (continued)
Senior Secured Loans (continued)
North America (continued)
Compass Koons Gas	First Lien Term Loan	9.32%	1M SOFR	5.00%	5/1/2030	$2,723,013	$2,723,013	$2,721,527	6,11,25
Congress Buyer, Inc.	Delayed Draw	1.00%	3M SOFR		6/30/2029	3,521,127	—	17,403	6,7,12
Consolidated Equipment Group	First Lien Term Loan	9.86%	3M SOFR	5.42%	8/12/2027	1,655,981	1,646,261	1,645,623	6,16,25
Creative Multicare	Delayed Draw	0.75%	3M SOFR		3/27/2030	3,205,128	(300)	—	6,7,8,12
CSG Buyer, Inc.	Delayed Draw	1.00%	3M SOFR		7/29/2029	473,684	(1,029)	(11,063)	6,7,8,12
CSG Buyer, Inc.	Revolver	0.50%	3M SOFR		7/29/2029	157,895	(2,742)	(5,279)	6,7,8,12
CSG Buyer, Inc.	First Lien Term Loan	10.29%	3M SOFR	6.00%	7/29/2029	2,350,658	2,324,312	2,307,746	6,9,12
Cyber Advisors, Inc.	Delayed Draw	9.55%	3M SOFR	5.25%	12/31/2031	4,499,843	3,985,953	3,981,984	6,7,12
Cyber Advisors, Inc.	First Lien Term Loan	9.57%	3M SOFR	5.25%	7/18/2028	2,542,411	2,517,014	2,514,773	6,9,12
Danforth Global, Inc.	First Lien Term Loan	9.57%	3M SOFR	5.25%	12/9/2027	2,143,668	2,117,904	2,116,325	6,9,12
Danforth Global, Inc.	Delayed Draw	9.55%	3M SOFR	5.25%	12/9/2027	170,305	168,136	169,688	6,9,12
Danforth Global, Inc.	Delayed Draw	9.55%	3M SOFR	5.25%	12/9/2027	9,378	9,258	9,344	6,12
Danforth Global, Inc.	Delayed Draw	9.56%	3M SOFR	5.25%	12/9/2027	159,400	157,404	159,400	6,12
Danforth Global, Inc.	First Lien Term Loan	9.56%	3M SOFR	5.25%	12/9/2027	1,492,500	1,471,416	1,473,193	6,9,12
Dealer Services Network, LLC	First Lien Term Loan	10.06%	3M SOFR	5.75%	2/9/2027	2,920,715	2,897,659	2,909,399	6,9,12
Dentive, LLC	First Lien Term Loan	11.05%	3M SOFR	6.75%	12/22/2028	1,501,331	1,484,684	1,484,175	6,9,11
Dentive, LLC	Delayed Draw	11.08%	3M SOFR	6.75%	12/22/2028	745,829	737,559	737,307	6,9,11
Dentive, LLC	Revolver	11.07%	3M SOFR	6.75%	12/22/2028	235,688	186,001	185,857	6,7,11
Distinct Holdings Inc	First Lien Term Loan	9.97%	6M SOFR	5.75%	7/18/2029	1,818,967	1,783,950	1,780,988	6,12,25
Diverzify Buyer, L.L.C.	First Lien Term Loan	10.31%	3M SOFR	5.75%	5/11/2027	941,642	933,185	932,869	6,12,25
Diverzify Buyer, L.L.C.	First Lien Term Loan	10.33%	3M SOFR	5.75%	5/11/2027	738,013	731,384	731,119	6,12,25
Ems Acquisition Corp	First Lien Term Loan	10.98%	3M SOFR	6.50%	6/30/2027	962,670	962,670	962,629	6,12,25
ESCP DTFS INC.	First Lien Term Loan	9.80%	3M SOFR	5.50%	9/28/2029	3,980,000	3,952,455	3,949,987	6,9,12
EvAl Home Health Solutions Intermediate, L.L.C.	First Lien Term Loan	10.07%	3M SOFR	5.75%	5/10/2030	534,113	526,839	529,924	6,9,12
EvAl Home Health Solutions Intermediate, L.L.C.	Revolver	0.50%	3M SOFR		5/10/2030	20,000	(267)	(157)	6,7,8,12

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

March 31, 2025

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated (continued)
Senior Secured Loans (continued)
North America (continued)
Everbridge Holdings, LLC	First Lien Term Loan	9.31%	3M SOFR	5.00%	7/2/2031	$1,847,222	$1,838,681	$1,836,577	6,9,11
Everbridge Holdings, LLC	Delayed Draw	9.31%	3M SOFR	5.00%	7/2/2031	462,509	179,977	179,536	6,7,11
Everbridge Holdings, LLC	Revolver	0.50%	3M SOFR		7/2/2031	185,185	(829)	(1,067)	6,7,8,11
Everest Air and Water Investment, LLC	Delayed Draw	1.00%	3M SOFR		3/28/2030	2,380,645	(19,759)	(19,164)	6,7,8,12
Everest Clinical Research Corp	First Lien Term Loan	9.98%	3M SOFR	5.00%	11/6/2026	3,655,824	3,615,373	3,614,304	6,12,25
Evergreen Services Group II	Delayed Draw	1.00%	6M SOFR		6/15/2029	5,505,956	(27,311)	(31,717)	6,7,8,11
Evergreen Services Group II	First Lien Term Loan	11.75%	3M SOFR	6.75%	6/15/2029	4,329,730	4,286,492	4,283,160	6,9,11
Examinetics Holdings Inc	First Lien Term Loan	8.57%	1M SOFR	4.25%	8/11/2029	105,288	105,288	105,236	6,12,25
First Legal Buyer, Inc.	First Lien Term Loan	9.30%	3M SOFR	5.00%	7/1/2031	1,697,741	1,685,944	1,695,913	6,9,12
First Legal Buyer, Inc.	Delayed Draw	9.31%	3M SOFR	5.00%	7/1/2031	620,046	163,613	166,332	6,7,12
First Legal Buyer, Inc.	Revolver	0.50%	3M SOFR		7/1/2030	310,231	(2,070)	(493)	6,7,8,12
Flatiron Crane Operating Company	First Lien Term Loan	9.69%	1M SOFR	5.25%	12/17/2027	1,654,584	1,650,134	1,649,337	6,12,25
Gastronome Acquisition, LLC	First Lien Term Loan	9.48%	3M SOFR	5.00%	6/18/2029	2,089,216	2,071,642	2,071,687	6,12,25
GHA Buyer, Inc.	Delayed Draw	9.80%	3M SOFR	5.50%	6/24/2026	51,823	51,570	51,593	6,9,12
GHA Buyer, Inc.	First Lien Term Loan	9.80%	3M SOFR	5.50%	6/24/2026	1,099,756	1,094,396	1,094,891	6,9,12
GHA Buyer, Inc.	Revolver	0.50%	3M SOFR		6/24/2026	89,941	(422)	(399)	6,7,8,12
Gold Medal Holdings, Inc	First Lien Term Loan	10.08%	3M SOFR	5.75%	3/17/2027	1,606,969	1,606,969	1,606,969	6,9,12
Gold Medal Holdings, Inc	Delayed Draw	1.00%	3M SOFR		3/17/2027	380,711	—	—	6,7,8,12
Golden State Dermatology Management	Delayed Draw	9.92%	1M SOFR	5.50%	9/4/2025	5,420,357	796,375	796,011	6,7,12
Graymar	Delayed Draw	1.00%	3M SOFR		9/13/2030	1,526,685	—	(476)	6,7,8,12
Graymar	First Lien Term Loan	9.32%	1M SOFR	5.00%	9/13/2030	3,797,628	3,797,628	3,796,444	6,12,25
Gridhawk	First Lien Term Loan	9.74%	6M SOFR	5.50%	5/7/2030	1,613,748	1,602,218	1,600,887	6,12,25
GTCR BC Purchaser	First Lien Term Loan	9.57%	1M SOFR	5.25%	11/1/2029	503,752	503,752	503,448	6,12,25
Halo Buyer, Inc.	First Lien Term Loan	10.32%	1M SOFR	6.00%	8/7/2029	6,452,332	6,325,567	6,315,354	6,9,12
Halo Buyer, Inc.	Revolver	11.41%	1M SOFR	5.50%	8/7/2029	967,850	45,633	43,977	6,7,12
Heads Up Technologies Inc	First Lien Term Loan	9.95%	3M SOFR	5.50%	8/10/2028	626,584	623,805	623,638	6,12,25

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

March 31, 2025

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated (continued)
Senior Secured Loans (continued)
North America (continued)
Health Management Associates, Inc.	First Lien Term Loan	10.57%	6M SOFR	6.25%	3/30/2029	$525,603	$518,982	$518,517	6,12,25
Hec Purchaser Corp.	First Lien Term Loan	9.72%	3M SOFR	5.50%	6/17/2029	2,222,786	2,193,595	2,218,263	6,9,12
Hec Purchaser Corp.	Revolver	0.50%	3M SOFR		6/17/2029	260,417	(3,325)	(530)	6,7,8,12
Heritage Foodservice Investment, LLC	First Lien Term Loan	9.89%	3M SOFR	5.50%	8/1/2030	1,555,041	1,537,164	1,530,875	6,9,12
Heritage Foodservice Investment, LLC	Revolver	0.50%	3M SOFR		8/1/2030	200,871	(2,245)	(3,130)	6,7,8,12
Heritage Foodservice Investment, LLC	Delayed Draw	1.00%	3M SOFR		8/1/2030	1,606,966	(8,989)	(14,906)	6,7,8,12
HES Intermediate Holdings II, LLC	First Lien Term Loan	9.42%	1M SOFR	5.00%	11/25/2026	105,509	104,532	104,520	6,12,25
Houseworks Holdings	First Lien Term Loan	9.50%	6M SOFR	5.25%	12/15/2028	799,998	789,981	789,069	6,12,25
IEQ Capital, LLC	Delayed Draw	8.69%	3M SOFR	4.50%	12/22/2028	2,497,432	1,020,092	1,014,554	6,9,7,11
IF&P Foods, LLC	Delayed Draw	1.00%	3M SOFR		10/3/2028	2,131,126	(5,375)	(9,587)	6,7,8,12
Improving Acquisition, LLC	First Lien Term Loan	11.04%	6M SOFR	6.50%	7/26/2027	1,732,997	1,703,253	1,701,803	6,9,12
Infusion Services Management	First Lien Term Loan	10.26%	6M SOFR	6.00%	7/7/2028	2,099,741	2,079,572	2,077,357	6,12,25
Integrated Power Services Holdings, Inc.	First Lien Term Loan	8.94%	1M SOFR	4.50%	11/22/2028	3,979,900	3,960,096	3,960,258	6,9,11
Integrity Marketing Acquisition, LLC	First Lien Term Loan	9.31%	3M SOFR	5.00%	8/25/2028	3,980,000	3,974,192	3,980,000	6,9,11
Intermed Inc	First Lien Term Loan	9.79%	6M SOFR	5.50%	4/3/2030	3,219,263	3,196,252	3,192,250	6,12,25
Iodine Software, LLC	First Lien Term Loan	9.57%	1M SOFR	5.25%	5/19/2027	468,294	468,294	468,294	6,9,12
Iodine Software, LLC	Delayed Draw	9.57%	1M SOFR	5.25%	5/19/2027	682,921	682,921	682,921	6,9,12
Iodine Software, LLC	Revolver	0.50%	3M SOFR		5/19/2027	96,922	—	—	6,7,8,12
KabaFusion Parent LLC	First Lien Term Loan	9.30%	3M SOFR	5.00%	11/24/2031	2,850,030	2,835,822	2,838,077	6,9,11
KabaFusion Parent LLC	Revolver	0.50%	3M SOFR		11/24/2031	356,254	(1,759)	(1,494)	6,7,8,11
Kami Buyer	Delayed Draw	1.00%	3M SOFR		8/17/2029	1,818,182	(10,854)	(10,939)	6,7,8,12
Kami Buyer	First Lien Term Loan	9.31%	3M SOFR	5.00%	8/17/2029	5,116,943	5,086,074	5,086,079	6,12,25
KCM Environmental US Acquisition	First Lien Term Loan	9.32%	1M SOFR	5.00%	6/17/2030	2,089,216	2,044,028	2,041,806	6,12,25
Kelso Industries LLC	Delayed Draw	10.07%	1M SOFR	5.75%	12/26/2029	1,136,685	302,956	297,067	6,7,12
Kelso Industries LLC	First Lien Term Loan	10.07%	1M SOFR	5.75%	12/30/2029	448,046	443,489	443,350	6,12
Kelso Industries LLC	First Lien Term Loan	10.07%	1M SOFR	5.75%	12/30/2029	4,101,827	4,062,283	4,058,835	6,9,12

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

March 31, 2025

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated (continued)
Senior Secured Loans (continued)
North America (continued)
Kept CO FKA Fleetwash	Delayed Draw	9.55%	3M SOFR	5.25%	4/30/2029	$1,311,647	$554,812	$554,678	6,7,12
Kept CO FKA Fleetwash	First Lien Term Loan	9.55%	3M SOFR	5.25%	4/30/2029	666,624	662,361	662,321	6,12,25
Keystone Agency Midco LLC	Delayed Draw	1.00%	3M SOFR		5/3/2027	178,923	835	833	6,7,12
Keystone Agency Midco LLC	First Lien Term Loan	9.04%	3M SOFR	4.75%	5/3/2027	96,343	96,343	96,340	6,9,12
Kite Bidco Inc.	First Lien Term Loan	9.43%	3M SOFR	5.00%	11/19/2031	2,645,028	2,606,669	2,602,689	6,9
Kite Bidco Inc.	Delayed Draw	—%	3M SOFR		11/19/2031	661,257	(4,724)	(5,619)	6,9,7,8
KL Stockton Intermediate II, LLC	First Lien Term Loan	13.00%	3M SOFR	5.25%	5/23/2031	634,631	623,733	622,067	10,19
Lavie Group/Lockwood	Delayed Draw	1.00%	3M SOFR		10/12/2027	2,444,444	(21,181)	(26,861)	6,7,8,12
LeadVenture Inc.	Delayed Draw	9.32%	1M SOFR	5.00%	7/3/2030	99,504	98,151	98,627	6,9,11
LeadVenture Inc.	Delayed Draw	9.31%	3M SOFR	5.00%	8/28/2026	2,150,181	1,472,560	1,478,372	6,7,12
LeadVenture Inc.	Revolver	9.32%	1M SOFR	5.00%	8/28/2026	344,828	146,443	146,611	6,7,11
Legacy Farms	First Lien Term Loan	9.54%	3M SOFR	5.25%	12/8/2029	202,551	202,512	202,537	6,12,25
Legend Buyer	Delayed Draw	9.82%	6M SOFR	5.50%	1/19/2029	835,818	583,318	583,048	6,7,12
Legend Buyer	First Lien Term Loan	9.85%	3M SOFR	5.50%	1/19/2029	525,118	524,564	524,710	6,12,25
Life Science Intermediate Holdings, LLC	Delayed Draw	9.92%	3M SOFR	5.50%	6/10/2027	2,492,828	1,270,174	1,271,413	6,7,12
Lighthouse Technologies Holding Corp	First Lien Term Loan	9.45%	3M SOFR	5.00%	4/30/2027	3,968,504	3,966,377	3,966,541	6,9,12
MDC Interior Acquisition Inc	First Lien Term Loan	9.30%	3M SOFR	5.00%	4/26/2030	592,780	583,175	582,599	6,12,25
Meca Solutions	First Lien Term Loan	10.25%	1M SOFR	6.00%	5/22/2028	2,296,107	2,293,519	2,292,199	6,12,25
Minds Buyer, LLC	Revolver	0.50%	3M SOFR		10/29/2029	156,250	(1,091)	(1,198)	6,7,8,12
Minds Buyer, LLC	First Lien Term Loan	9.55%	3M SOFR	5.25%	5/3/2029	2,836,641	2,816,472	2,814,891	6,9,12
MKD Electric, LLC	First Lien Term Loan	10.57%	3M SOFR	6.25%	5/31/2029	2,010,053	1,974,962	1,966,837	6,9,13
MKD Electric, LLC	Revolver	10.28%	3M SOFR	5.92%	5/31/2029	479,846	287,177	284,989	6,7,13
MKD Electric, LLC	First Lien Term Loan	10.57%	1M SOFR	6.25%	5/31/2029	7,400,000	7,252,091	7,252,000	6,9,12
Model N, Inc.	First Lien Term Loan	9.08%	3M SOFR	4.75%	6/27/2031	1,899,385	1,881,831	1,878,940	6,9,11
Model N, Inc.	Revolver	0.50%	3M SOFR		6/27/2031	207,254	(1,860)	(2,231)	6,7,8,11
Model N, Inc.	Delayed Draw	0.50%	3M SOFR		6/27/2031	388,601	(1,743)	(2,211)	6,7,8,11

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

March 31, 2025

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated (continued)
Senior Secured Loans (continued)
North America (continued)
MoreGroup Holdings, Inc.	First Lien Term Loan	9.58%	3M SOFR	5.25%	1/16/2030	$1,485,000	$1,465,610	$1,455,105	6,9,12
MPS Newco	First Lien Term Loan	9.75%	3M SOFR	5.50%	12/28/2029	1,196,809	1,186,104	1,187,389	6,12,25
Multi Specialty Healthcare (AMM LLC)	Revolver	0.50%	3M SOFR		6/18/2028	789,586	(9,888)	(10,884)	6,7,8,12
Multi Specialty Healthcare (AMM LLC)	First Lien Term Loan	10.94%	3M SOFR	6.50%	6/18/2028	7,910,214	7,796,080	7,786,346	6,9,12
Nautic Angels Acquisition	Delayed Draw	1.00%	6M SOFR		2/8/2030	1,818,182	(13,856)	(14,863)	6,7,8,12
Nautic Angels Acquisition	First Lien Term Loan	10.06%	3M SOFR	5.75%	2/8/2030	1,394,390	1,383,645	1,382,962	6,12,25
New Charter Technologies, Inc.	Delayed Draw	1.00%	3M SOFR		4/17/2030	4,231,378	(1,957)	(1,983)	6,7,8,14
New Charter Technologies, Inc.	Revolver	0.50%	1M SOFR		10/17/2028	282,092	(131)	(132)	6,7,8,11
NMI Acquisitionco, Inc.	First Lien Term Loan	9.42%	1M SOFR	5.00%	9/6/2028	746,653	741,463	732,964	6,9,11
NMI Acquisitionco, Inc.	Delayed Draw	9.42%	1M SOFR	5.00%	9/6/2028	383,837	381,169	376,800	6,9,11
NMI Acquisitionco, Inc.	Revolver	0.50%	3M SOFR		9/6/2028	110,767	(732)	(2,031)	6,7,8,11
Obra Capital, Inc.	First Lien Term Loan	11.93%	3M SOFR	7.50%	6/21/2029	2,493,750	2,449,662	2,422,721	6,9,12
OMNIA Exterior Solutions	Delayed Draw	10.10%	3M SOFR	5.50%	12/29/2029	4,342,188	4,342,188	4,340,902	6,12
Optimizely North America Inc.	First Lien Term Loan	9.32%	1M SOFR	5.00%	10/30/2031	3,648,000	3,613,080	3,607,167	6,9,11
Optimizely North America Inc.	Revolver	0.50%	3M SOFR		10/30/2031	352,000	(3,313)	(3,940)	6,7,8,11
Orion Group	Delayed Draw	1.00%	3M SOFR		3/19/2027	3,000,000	(25,872)	(24,455)	6,7,8,12
Orion Group	First Lien Term Loan	9.56%	3M SOFR	5.00%	3/19/2027	6,965,000	6,909,879	6,907,600	6,12,25
OrthoFeetInc	First Lien Term Loan	9.73%	6M SOFR	5.50%	7/30/2030	1,818,967	1,791,527	1,790,740	6,12,25
Orthopaedic (ITC) Management Services	First Lien Term Loan	10.90%	3M SOFR	6.50%	7/31/2028	801,170	801,170	800,790	6,12,25
Owl Cyber Defense Solutions, LLC	First Lien Term Loan	10.07%	1M SOFR	5.75%	9/11/2029	2,132,216	2,112,728	2,118,283	6,9,12
Owl Cyber Defense Solutions, LLC	Revolver	0.50%	3M SOFR		9/11/2029	315,137	(2,807)	(2,054)	6,7,8,12
PAG Holding Corp.	Revolver	11.25%	3M PRIME	3.75%	12/21/2029	392,426	74,896	78,485	6,7,12
PAG Holding Corp.	First Lien Term Loan	9.05%	3M SOFR	4.75%	12/21/2029	3,589,536	3,555,399	3,589,536	6,9,12
PAI Financing Merger Sub LLC	First Lien Term Loan	9.07%	1M SOFR	4.75%	2/13/2032	4,357,394	4,292,911	4,289,819	6,9,11
PAI Financing Merger Sub LLC	Revolver	0.50%	3M SOFR		2/13/2032	924,296	(13,613)	(14,334)	6,7,8,11
Par Excellence Holdings, Inc.	First Lien Term Loan	9.29%	3M SOFR	5.00%	9/3/2030	6,248,748	6,155,079	6,155,016	6,9,12

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

March 31, 2025

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated (continued)
Senior Secured Loans (continued)
North America (continued)
Patriot Pickle	Delayed Draw	1.00%	3M SOFR		12/24/2029	$2,739,726	$(3,649)	$(2,791)	6,7,8,12
PCI Pharma	Delayed Draw	0.50%	3M SOFR		1/22/2032	2,393,913	—	(1,112)	6,7,8,11
PCI Pharma	First Lien Term Loan	9.04%	3M SOFR	4.75%	1/22/2032	5,682,942	5,669,001	5,666,207	6,9,11
PCI Pharma	Revolver	0.50%	3M SOFR		1/1/2032	572,458	(1,393)	(1,686)	6,7,8,11
PCS Midco, Inc.	First Lien Term Loan	10.05%	3M SOFR	5.75%	3/1/2030	606,360	597,657	597,739	6,9,12
PCS Midco, Inc.	Delayed Draw	10.05%	3M SOFR	5.75%	3/1/2030	6,231	2,964	2,980	6,7,12
PCS Midco, Inc.	Revolver	10.05%	3M SOFR	5.75%	3/1/2030	6,250	1,012	1,005	6,7,12
Pharmalogic Holdings Corp	First Lien Term Loan	9.32%	3M SOFR	5.00%	6/21/2030	2,941,503	2,901,443	2,898,519	6,9,12
Pharmalogic Holdings Corp	Delayed Draw	1.00%	3M SOFR		6/21/2030	1,036,269	(6,850)	(7,245)	6,7,8,12
PK Purchaser LLC	First Lien Term Loan	9.62%	3M SOFR	5.00%	9/19/2029	3,990,000	3,953,434	3,951,136	6,9,12
PMA Parent Holdings, LLC	First Lien Term Loan	9.55%	3M SOFR	5.25%	1/31/2031	1,395,500	1,382,190	1,375,670	6,9,11
PMA Parent Holdings, LLC	Revolver	0.38%	3M SOFR		1/31/2031	104,500	(977)	(1,485)	6,9,7,8,11
Point Quest Acquisition, LLC	Delayed Draw	9.83%	3M SOFR	5.37%	11/14/2031	2,288,137	1,419,148	1,432,655	6,7,11
Point Quest Acquisition, LLC	Revolver	9.95%	3M SOFR	5.50%	8/14/2028	211,864	75,085	75,075	6,7,12
PPW Aero Buyer, Inc.	Delayed Draw	9.80%	3M SOFR	5.50%	2/15/2029	797,722	791,790	794,926	6,12
PPW Aero Buyer, Inc.	Delayed Draw	1.00%	3M SOFR		2/15/2029	449,980	(3,232)	(1,577)	6,7,8,12
PRGX Global, Inc.	Delayed Draw	0.50%	3M SOFR		12/20/2030	876,121	(2,151)	(2,292)	6,7,8,12
PRGX Global, Inc.	First Lien Term Loan	9.85%	3M SOFR	5.50%	12/20/2030	7,301,009	7,264,538	7,263,655	6,9,12
PrimeFlight	First Lien Term Loan	9.54%	3M SOFR	5.25%	5/1/2029	704,225	700,710	700,494	6,9,12
PT Solutions	First Lien Term Loan	10.04%	3M SOFR	5.75%	12/17/2027	6,324,471	6,232,035	6,230,537	6,9,11
Puma Buyer, LLC	First Lien Term Loan	8.80%	1M SOFR	4.50%	3/28/2031	8,611,111	8,546,600	8,546,528	6,9,12
Puma Buyer, LLC	Revolver	0.50%	3M SOFR		3/28/2031	1,388,889	(10,398)	(10,417)	6,7,8,12
Puris, LLC	First Lien Term Loan	10.05%	3M SOFR	5.75%	6/30/2031	4,388,090	4,341,397	4,363,800	6,9,12
Purple Cow Buyer, LLC	Delayed Draw	1.00%	3M SOFR		11/5/2030	2,979,697	(39,580)	(40,781)	6,7,8,12
Purple Cow Buyer, LLC	First Lien Term Loan	9.30%	3M SOFR	5.00%	11/5/2030	4,755,596	4,693,890	4,690,510	6,12,25
Quantum Design International	Delayed Draw	1.00%	3M SOFR		10/11/2030	2,439,024	(21,267)	(22,213)	6,7,8,12

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

March 31, 2025

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated (continued)
Senior Secured Loans (continued)
North America (continued)
Quantum Design International	Delayed Draw	1.00%	3M SOFR		10/11/2030	$1,626,016	$(14,178)	$(14,809)	6,7,8,12
Quantum Design International	First Lien Term Loan	9.32%	1M SOFR	5.00%	10/11/2030	5,920,122	5,867,989	5,866,070	6,12,25
R&B Wholesale Distributors	First Lien Term Loan	9.80%	3M SOFR	5.50%	1/24/2030	5,533,199	5,432,065	5,424,650	6,9,12
R&B Wholesale Distributors	Revolver	9.80%	3M SOFR	5.50%	1/24/2030	1,509,054	148,719	146,452	6,7,12
RBFD Buyer, LLC	First Lien Term Loan	9.32%	3M SOFR	5.00%	10/31/2030	792,061	782,349	781,968	6,9,12
RBFD Buyer, LLC	First Lien Term Loan	9.32%	1M SOFR	5.00%	10/31/2030	1,848,142	1,825,482	1,824,591	6,12
RBFD Buyer, LLC	Delayed Draw	9.32%	3M SOFR	5.00%	10/31/2030	1,082,355	217,606	217,560	6,7,12
RBFD Buyer, LLC	Revolver	0.50%	3M SOFR		10/31/2030	270,636	(3,276)	(3,449)	6,7,8,12
RCP Nats Purchaser, LLC	Revolver	0.50%	3M SOFR		3/19/2032	784,055	(5,851)	(5,880)	6,7,8,11
RCP Nats Purchaser, LLC	Delayed Draw	1.00%	3M SOFR		3/19/2032	1,120,079	(1,392)	(1,400)	6,7,8,11
RCP Nats Purchaser, LLC	First Lien Term Loan	9.30%	3M SOFR	5.00%	3/19/2032	5,600,395	5,558,407	5,558,392	6,9,11
Recipe Acquisition Corp.	First Lien Term Loan	9.05%	3M SOFR	4.75%	7/31/2031	2,572,595	2,560,443	2,526,523	6,9,12
Recipe Acquisition Corp.	Delayed Draw	1.00%	3M SOFR		7/31/2031	728,316	2	(9,419)	6,7,8,12
Recipe Acquisition Corp.	Revolver	9.17%	3M SOFR	4.86%	7/31/2031	291,326	125,471	121,605	6,7,12
Refocus Management Services	Delayed Draw	9.93%	3M SOFR	5.50%	2/14/2029	2,775,764	1,252,600	1,249,313	6,7,12
Refocus Management Services	First Lien Term Loan	9.90%	3M SOFR	5.50%	2/14/2029	444,309	438,770	438,296	6,12,25
Rev Up Brands	First Lien Term Loan	9.42%	1M SOFR	5.00%	2/28/2030	6,943,436	6,902,855	6,899,228	6,25
Riverside Assessments	First Lien Term Loan	9.47%	6M SOFR	5.25%	3/19/2031	2,723,013	2,723,013	2,718,915	6,11,25
Rocket Bidco, Inc.	First Lien Term Loan	10.04%	3M SOFR	5.75%	11/1/2030	3,740,625	3,672,486	3,640,570	6,9,12
Rotolo Consultants, Inc.	Delayed Draw	1.00%	3M SOFR		1/31/2031	333,417	800	(2,587)	6,7,8,12
RRA Corporate, LLC	Delayed Draw	1.00%	3M SOFR		8/15/2029	35,211	(140)	(141)	6,7,8,12
RRA Corporate, LLC	Revolver	9.57%	1M SOFR	5.25%	12/31/2032	35,211	9,721	9,718	6,7,12
RRA Corporate, LLC	First Lien Term Loan	9.58%	3M SOFR	5.25%	8/15/2029	1,668,266	1,645,013	1,644,910	6,9,12
Rushmore Investment III LLC	First Lien Term Loan	9.30%	3M SOFR	5.00%	10/18/2030	3,966,219	3,930,096	3,916,096	6,9,12
SageBrush Buyer, LLC	Revolver	0.50%	3M SOFR		7/1/2030	258,621	(3,476)	(5,944)	6,7,8,12
SageBrush Buyer, LLC	First Lien Term Loan	9.32%	3M SOFR	5.00%	7/1/2030	2,063,362	2,034,772	2,020,147	6,9,12

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

March 31, 2025

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated (continued)
Senior Secured Loans (continued)
North America (continued)
Salute Mission Critical, LLC	Delayed Draw	9.32%	3M SOFR	5.00%	11/30/2029	$1,119,167	$37,241	$36,228	6,7,12
Salute Mission Critical, LLC	Revolver	9.32%	3M SOFR	5.00%	11/30/2029	223,832	87,333	87,035	6,7,12
Salute Mission Critical, LLC	First Lien Term Loan	9.32%	3M SOFR	5.00%	11/30/2029	2,646,052	2,619,708	2,616,538	6,9,12
Sectigo (Project Sector)	Delayed Draw	0.50%	3M SOFR		11/13/2028	1,173,709	(8,400)	(18,498)	6,7,8,12
Sectigo (Project Sector)	First Lien Term Loan	10.60%	3M SOFR	6.00%	1/24/2029	3,227,700	3,181,083	3,176,831	6,9,12
Sectigo (Project Sector)	Revolver	0.50%	3M SOFR		11/13/2028	528,169	(7,562)	(8,324)	6,7,8,12
Shock Doctor Intermediate	First Lien Term Loan	9.80%	3M SOFR	5.50%	11/20/2029	2,177,055	2,177,055	2,176,522	6,12,25
Sigma Defense Systems LLC	First Lien Term Loan	11.23%	3M SOFR	6.75%	12/18/2027	589,260	579,350	578,776	6,9,12
Sigma Defense Systems LLC	Revolver	11.26%	3M SOFR	6.85%	12/18/2027	25,000	18,821	18,788	6,7,12
Smartsheet (Project Smarties)	Revolver	0.50%	3M SOFR		1/22/2031	544,674	(10,555)	(11,267)	6,7,8,11
Smartsheet (Project Smarties)	First Lien Term Loan	10.79%	3M SOFR	6.50%	1/22/2031	5,265,185	5,162,245	5,156,272	6,9,11
Solairus	Revolver	0.50%	3M SOFR		1/24/2029	67,126	160	111	6,7,12
Solairus	Delayed Draw	1.00%	3M SOFR		7/22/2030	268,502	(641)	(894)	6,7,8,12
Sonny’s Enterprises, LLC	Delayed Draw	9.94%	3M SOFR	5.50%	8/5/2028	149,940	10,922	9,389	6,7,12
Soteria Flexibles Corp	First Lien Term Loan	9.80%	3M SOFR	5.50%	8/15/2029	2,640,981	2,638,947	2,635,876	6,12,25
SourceHOV Tax, LLC	First Lien Term Loan	10.34%	3M SOFR	5.75%	4/6/2028	4,911,648	4,684,617	4,668,388	6,12,25
Spring Dental Intermediate, LLC	Delayed Draw	9.97%	3M SOFR	5.50%	12/23/2025	4,218,441	1,507,890	1,512,320	6,7,12
Spring Dental Intermediate, LLC	First Lien Term Loan	10.00%	3M SOFR	5.50%	12/23/2025	2,257,938	2,246,893	2,249,322	6,12,25
Spruce Bidco I Inc. & Spruce Bidco II Inc.	First Lien Term Loan	9.32%	1M SOFR	5.00%	2/2/2032	7,932,012	7,797,959	7,789,547	6,9,11
Surgical Center Solutions, LLC	First Lien Term Loan	9.30%	3M SOFR	5.00%	3/31/2031	2,067,164	2,040,271	2,040,198	6,9,12
Surgical Center Solutions, LLC	First Lien Term Loan	9.30%	3M SOFR	5.00%	3/31/2031	4,823,383	4,760,632	4,760,462	6,12
Surgical Center Solutions, LLC	Delayed Draw	1.00%	3M SOFR		3/31/2031	2,072,968	(13,484)	(13,521)	6,7,8,12
Surgical Center Solutions, LLC	Revolver	9.31%	1M SOFR	5.00%	3/31/2031	1,036,484	48,704	48,668	6,7,12
Synchronoss Technologies, Inc.	First Lien Term Loan	9.93%	3M SOFR	5.50%	6/28/2028	1,962,500	1,879,508	1,863,837	6,9,17
Syner-G Intermediate Holdings	First Lien Term Loan	9.94%	3M SOFR	5.00%	9/17/2030	9,324,571	9,270,406	9,263,074	6,12,25
Tau Midco, LLC	Delayed Draw	9.06%	3M SOFR	4.75%	1/31/2032	828,500	28,931	28,510	6,7,11

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

March 31, 2025

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated (continued)
Senior Secured Loans (continued)
North America (continued)
Tau Midco, LLC	Revolver	0.50%	6M SOFR		1/31/2032	$310,688	$(3,035)	$(3,288)	6,7,8,11
Tau Midco, LLC	First Lien Term Loan	9.05%	3M SOFR	4.75%	1/31/2032	2,381,939	2,358,524	2,356,732	6,9,11
Thames Technology Holdings, Inc	First Lien Term Loan	10.06%	3M SOFR	5.75%	8/31/2029	1,755,635	1,732,209	1,698,024	6,9,12
The Hardenbergh Group, Inc.	First Lien Term Loan	10.80%	3M SOFR	6.50%	3/14/2030	3,840,094	3,801,971	3,801,693	6,9,16
Theoria Management, LLC	Delayed Draw	1.00%	3M SOFR		12/31/2032	1,180,952	(12,058)	(12,681)	6,7,8,12
Theoria Management, LLC	First Lien Term Loan	9.30%	3M SOFR	5.00%	11/25/2030	4,719,086	4,670,590	4,668,411	6,12,25
TPC US Parent, LLC	First Lien Term Loan	10.21%	3M SOFR	5.75%	11/22/2025	247,500	245,722	245,427	6,9,12
Traliant Operating	First Lien Term Loan	9.58%	3M SOFR	5.25%	12/16/2030	2,698,149	2,698,149	2,698,149	6,11,25
Transition Finance Strategies	First Lien Term Loan	9.24%	3M SOFR	4.75%	6/28/2029	2,723,013	2,695,165	2,693,010	6,12,25
Tvg Shelby Buyer, Inc.	Delayed Draw	9.80%	3M SOFR	5.50%	3/27/2028	833,333	153,805	153,369	6,7,12
Tvg Shelby Buyer, Inc.	First Lien Term Loan	9.80%	3M SOFR	5.50%	3/27/2028	827,083	816,894	810,224	6,9,12
Tvg Shelby Buyer, Inc.	Revolver	0.50%	3M SOFR		3/27/2028	83,333	(987)	(1,192)	6,7,8,12
USIC Holdings, Inc.	First Lien Term Loan	9.81%	3M SOFR	5.50%	9/10/2031	3,363,568	3,345,020	3,343,292	6,9,11
USIC Holdings, Inc.	Revolver	9.56%	3M SOFR	5.25%	9/10/2031	429,163	230,677	230,424	6,7,11
USIC Holdings, Inc.	Delayed Draw	9.81%	3M SOFR	5.50%	9/10/2031	198,728	43,810	43,937	6,7,11
USN OpCo, LLC	Delayed Draw	1.00%	3M SOFR		12/21/2026	3,333,333	(19,164)	(18,031)	6,7,8,12
USN OpCo, LLC	First Lien Term Loan	10.20%	3M SOFR	5.75%	12/21/2026	1,662,500	1,652,874	1,653,507	6,12,25
UVC Management	Delayed Draw	9.75%	3M SOFR	5.50%	11/18/2028	3,750,000	680,141	677,993	6,7,12
Vacation Rental Brands, LLC	Delayed Draw	9.55%	3M SOFR	5.25%	9/6/2031	460,911	454,208	458,680	6,12
Vacation Rental Brands, LLC	Revolver	9.55%	3M SOFR	5.25%	9/6/2031	204,849	84,192	84,520	6,7,12
Vacation Rental Brands, LLC	First Lien Term Loan	9.55%	3M SOFR	5.25%	9/6/2031	1,783,470	1,758,223	1,761,349	6,9,12
Vascular Technology, Inc	First Lien Term Loan	9.52%	3M SOFR	5.00%	4/15/2031	9,975,000	9,867,506	9,862,934	6,12,25
Vensure Employer Services, Inc.	First Lien Term Loan	9.30%	3M SOFR	5.00%	9/27/2031	3,108,222	3,081,412	3,076,866	6,9,10
Vensure Employer Services, Inc.	First Lien Term Loan	9.30%	3M SOFR	5.00%	9/27/2031	227,479	225,518	225,184	6,10
Vensure Employer Services, Inc.	Delayed Draw	0.50%	3M SOFR		9/27/2031	656,511	(2,543)	(3,326)	6,7,8,10
Vertex Service Partners, LLC	Delayed Draw	9.55%	3M SOFR	5.25%	11/8/2030	1,471,421	280,347	288,542	6,7,12

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

March 31, 2025

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated (continued)
Senior Secured Loans (continued)
North America (continued)
Vertex Service Partners, LLC	First Lien Term Loan	10.30%	3M SOFR	6.00%	11/8/2030	$1,705,668	$1,705,668	$1,704,751	6,11,25
VISUSWR	First Lien Term Loan	10.25%	6M SOFR	6.00%	11/8/2029	1,680,824	1,680,824	1,679,823	6,12,25
Vital Purchaser, LLC	First Lien Term Loan	9.80%	3M SOFR	5.50%	8/7/2030	1,826,820	1,793,183	1,791,604	6,9,12
Vital Purchaser, LLC	Revolver	0.50%	3M SOFR		8/7/2030	164,000	(2,200)	(3,158)	6,7,8,12
VRC Companies, LLC	First Lien Term Loan	10.05%	3M SOFR	5.50%	6/29/2027	3,948,786	3,948,786	3,947,145	6,9,12
Vybond Buyer LLC	Revolver	0.50%	6M SOFR		2/3/2032	967,673	(14,196)	(15,231)	6,7,8,11
Vybond Buyer LLC	Delayed Draw	1.00%	6M SOFR		2/3/2032	1,290,231	(9,467)	(10,634)	6,7,8,11
Vybond Buyer LLC	First Lien Term Loan	9.30%	3M SOFR	5.00%	2/3/2032	5,105,013	5,029,653	5,024,663	6,9,11
W.A. Kendall and Company	Delayed Draw	10.03%	6M SOFR	5.34%	4/22/2030	6,579,884	6,528,007	6,527,566	6,12
WCHG Buyer	First Lien Term Loan	9.30%	3M SOFR	5.00%	4/10/2031	7,042,254	7,007,577	6,998,586	6,9,12
Western Smokehouse Partners, LLC	First Lien Term Loan	10.79%	1M SOFR	5.50%	3/31/2028	7,283,271	7,174,265	7,174,022	6,9,12
Western Smokehouse Partners, LLC	Revolver	0.50%	3M SOFR		3/31/2028	309,122	(4,624)	(4,637)	6,7,8,12
Western Smokehouse Partners, LLC	Delayed Draw	0.50%	3M SOFR		3/31/2028	257,602	(1,927)	(1,932)	6,7,8,12
Wges Buyer Inc.	Delayed Draw	9.93%	3M SOFR	5.50%	11/5/2027	5,980,550	3,145,848	3,147,577	6,7,12
Wges Buyer Inc.	Delayed Draw	9.90%	3M SOFR	5.50%	11/5/2027	717,774	714,189	714,361	6,12,25
World Insurance Associates, LLC	First Lien Term Loan	9.32%	3M SOFR	5.00%	4/3/2030	10,000,000	10,000,000	10,000,000	6,9,12
Worldwide Insurance Network, LLC	Delayed Draw	10.13%	3M SOFR	5.81%	5/28/2030	662,899	280,333	281,587	6,7,11
Worldwide Insurance Network, LLC	First Lien Term Loan	10.03%	3M SOFR	5.70%	5/28/2030	828,963	821,501	824,272	6,9,11
Ya Ya Foods Corp	First Lien Term Loan	9.18%	3M SOFR	4.75%	8/26/2027	298,820	297,256	297,381	6,12,25
Zone Climate Services Inc	First Lien Term Loan	10.27%	3M SOFR	5.50%	3/9/2028	4,924,047	4,924,047	4,921,178	6,12,25
Total Direct Lending - Senior Secured Loans - North America							$514,782,791	$514,423,866
Total Direct Lending - Senior Secured Loans							$514,782,791	$514,423,866

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

March 31, 2025

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated (continued)
Collateralized Loan Obligations - 30.1% of NAV									1,2,3
North America - 30.1% of NAV
Audax Senior Debt CLO 12, LLC	Subordinated Notes				4/22/2037	$2,250,000	$2,081,250	$2,086,382	6
Barings Middle Market CLO Ltd. 2025-I	Subordinated Notes				4/30/2037	35,843,500	35,843,500	35,898,484	6
Birch Grove CLO Ltd.	Subordinated Notes				7/17/2037	1,391,250	966,311	997,653	6
Birch Grove CLO 10 Ltd.	Subordinated Notes				1/22/2038	1,500,000	1,500,000	1,550,754	6
Birch Grove CLO 12 Ltd.	Warehouse				4/22/2038	1,499,500	1,499,500	1,499,500	6
Churchill Middle Market CLO VI Ltd	Subordinated Notes				4/25/2037	43,052,619	43,052,619	43,533,862	6
CIFC Funding 2024-V, Ltd	Subordinated Notes				1/22/2038	2,286,600	1,997,690	2,052,093	6,9
Great Lakes CLO VIII Ltd	Subordinated Notes				7/15/2037	95,650,000	94,928,505	98,009,686	6
NXTC 2024-1A Class E Loan	Class E Note	12.27%	3M SOFR	7.81%	1/15/2037	17,100,000	16,929,000	16,926,163	5,6
Nxt Capital Clo 2024-1 Llc	Subordinated Notes				1/15/2037	38,418,000	38,418,000	39,908,081	6
Total Direct Lending - Collateralized Loan Obligations - North America							$237,216,375	$242,462,658
Total Direct Lending - Collateralized Loan Obligations							$237,216,375	$242,462,658

Investments	Acquisition Date	Cost	Fair Value	Footnotes
Direct Lending - Non-Controlled/Non-Affiliated (continued)
Investment Funds - 12.50% of NAV				1,20,21
North America - 12.50% of NAV
Barings Private Credit Corp.	1/1/2025	$94,835,363	$94,835,363
Trinitas Capital Management, LLC	1/31/2025	6,000,000	6,000,000
Total Direct Lending - Investment Funds - North America		$100,835,363	$100,835,363
Total Direct Lending - Investment Funds		$100,835,363	$100,835,363
Total Direct Lending		$852,834,529	$857,721,887

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

March 31, 2025

Investments	Acquisition Date	Cost	Fair Value	Footnotes
Specialty Credit - Non-Controlled/Non-Affiliated - 6.1% of NAV
Investment Funds - 1.1% of NAV				1,20,21
North America - 1.1% of NAV
Carlyle Santiago Aggregator, L.P.	8/23/2024	$3,617,893	$3,551,935	22
Castlelake Consumer Receivables Opportunity III, L.P.	6/12/2024	3,368,651	3,565,793
Castlelake Consumer Receivables Opportunity IV, L.P.	11/12/2024	2,143,955	2,172,290
Total Specialty Credit - Investment Funds - North America		$9,130,499	$9,290,018
Total Specialty Credit - Investment Funds		$9,130,499	$9,290,018

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Specialty Credit - Non-Controlled/Non-Affiliated (continued)
Private Lending - 5.0% of NAV									1,2,3,6
Europe - 0.20% of NAV
Shoreditch No. 1 LP	Revolver	14.11%	N/A		5/31/2025	$4,000,000	$1,322,694	$1,324,935	4,5,7,23
Total Specialty Credit - Private Lending - Europe							$1,322,694	$1,324,935

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Specialty Credit - Non-Controlled/Non-Affiliated (continued)
Private Lending (continued)									1,2,3,6
North America - 4.8% of NAV
AR3 LLC	First Lien Term Loan	10.57%	1M SOFR	6.00%	12/31/2032	$4,000,000	$4,012,512	$4,012,605	4,5
CLP Issuer III, LLC	Revolver	13.93%	N/A		10/25/2025	4,000,000	3,569,239	3,574,857	4,7,23
Fortiva Retail Credit Master Note Business Trust	Bond	9.46%	N/A		3/15/2028	2,000,000	1,995,000	2,000,000	23
Fortiva Retail Credit Master Note Business Trust	Bond	12.09%	N/A		3/15/2028	2,000,000	1,995,000	2,000,000	23
Health Plan One, Inc	First Lien Term Loan	11.81%	1M SOFR	7.50%	9/19/2027	4,000,000	3,974,478	3,976,096	4,5,12
Heights Financing I	Revolver	13.92%	1M SOFR	10.00%	10/31/2026	4,000,000	3,772,606	3,772,914	5,7
Heights Financing II	Revolver	12.81%	1M SOFR	9.50%	10/31/2026	4,000,000	3,189,984	3,197,948	4,5,7

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

March 31, 2025

Investments	Investment Type	Interest Rate	Reference Rate	Spread	Maturity Date	Principal Amount	Cost	Fair Value	Footnotes
Specialty Credit - Non-Controlled/Non-Affiliated (continued)
Private Lending (continued)
North America (continued)
Identity Automation, LP	Delayed Draw	12.81%	1M SOFR	10.00%	9/6/2026	3,915,096	3,688,240	3,685,218	4,5,7,12
Klover Receivables SPV I, LLC	Revolver	16.75%	N/A		7/31/2026	$3,911,741	$3,364,481	$3,381,878	4,7,23
Mission Lane Credit Card Master Trust JPM	Revolver	12.81%	3M SOFR	9.00%	12/12/2025	1,233,823	369,630	370,444	5,7
Pipe Warehouse Trust II	Delayed Draw	10.57%	3M SOFR	6.00%	12/31/2032	4,000,000	1,300,168	1,300,513	4,5,7
Smartpay SPV LLC	Revolver	11.50%	N/A		10/25/2025	4,000,000	1,050,705	1,061,175	4,7,23
Symmetry Holdco, LLC	First Lien Term Loan	12.19%	3M SOFR	7.88%	4/15/2031	4,119,675	4,057,919	4,057,213	4,5,9,18
Upgrade Warehouse	Revolver	11.56%	1M SOFR	7.25%	2/26/2026	4,000,000	2,755,096	2,755,548	4,5,7
Total Specialty Credit - Private Lending - North America							$39,095,058	$39,146,409
Total Specialty Credit - Private Lending							$40,417,752	$40,471,344
Total Specialty Credit							$49,548,251	$49,761,362
Total Investments - 112.4% of NAV							$902,382,780	$907,483,249
Cash Equivalents and Restricted Cash Equivalents - 4.4% of NAV UMB Bank Money Market Special II, 4.19% ($35,610,804 principal)								$35,610,804	24
Total Cash Equivalents and Restricted Cash Equivalents								$35,610,804
Liabilities Less Other Assets - (16.8)% of NAV								$(135,929,824)
Net Assets - 100.0%								$807,164,229

1	Geographic region generally reflects the location of the investment manager for Investment Funds and headquarters for debt investments.

2	Fair value was determined using significant unobservable inputs.

3	Investment is generally subject to certain limitations on resale, and may be deemed to be “restricted securities” under the Securities Act of 1933, as amended. Investment is a Level 3 asset unless otherwise indicated.

4	Senior secured debt investment.

5	Investments bear interest at rates that may be determined by reference to Secured Overnight Financing Rate (“SOFR”) or an alternative base rate (commonly based on the Federfal Fund Rate or the U.S. Prime Rate (“PRIME”)), which generally reset periodically. For each such investment, the Fund has provided the reference rate used and the spread and the current contractual interest rate in effect at March 31, 2025. The interest rate disclosed is based on the reference rate as of the last reset date which may differ from the reference rate as of March 31, 2025. As of March 31, 2025, effective rates for 1 Month SOFR, 3 Month SOFR, 6 Month SOFR and PRIME are 4.334%, 4.354%, 4.549% and 7.500%, respectively. For portfolio companies with multiple interest rate contracts, the interest rate shown is a weighted average current interest rate in effect as of March 31, 2025. Certain investments are subject to a SOFR floor and have been provided.

StepStone Private Credit Income Fund

Consolidated Schedule of Investments (continued)

March 31, 2025

6	Income producing debt investment that pays all interest in cash.

7	Unfunded position. Interest reflects the unfunded commitment fee rate.

8	Investment has undrawn commitments. For private credit investments, unamortized fees are classified as unearned income which reduces cost basis and may result in a negative cost basis. A negative fair value may result from the unfunded commitment being valued below par. The private credit investment may be subject to an undrawn commitment fee.

9	Security is held by CRDEX LLC and designated as collateral for future borrowings on the JPMorgan Chase Bank, N.A. credit facility.

10	Interest rate on funded balance is subject to a floor of 0.50%.

11	Interest rate on funded balance is subject to a floor of 0.75%.

12	Interest rate on funded balance is subject to a floor of 1.00%.

13	Interest rate on funded balance is subject to a floor of 1.25%.

14	Interest rate on funded balance is subject to a floor of 1.50%.

15	Interest rate on funded balance is subject to a floor of 1.75%.

16	Interest rate on funded balance is subject to a floor of 2.00%.

17	Interest rate on funded balance is subject to a floor of 2.50%.

18	Interest rate on funded balance is subject to a floor of 3.00%.

19	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.

20	Investment Funds do not allow redemptions or withdrawals except at discretion of their general partner, manager or advisor and the final distribution date is not known, except where noted. Investment Funds are fair valued at adjusted net asset value.

21	Investment Funds are generally issued in private placement transactions and generally have contractual restrictions on resale. There are no circumstances that could cause a lapse in the restriction to resale. Each investment may have been purchased on various dates and for different amounts. Total fair value of restricted investments as of March 31, 2025 was $110.1 million or 13.6% of net assets. There are no circumstances that could cause a lapse in the restriction to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under acquisition date as shown in the Consolidated Schedule of Investments.

22	Investment is non-income producing.

23	Interest rate is fixed.

24	The rate reported is the 7-day effective yield at the period end.

25	Security is held by Great Lakes SSG Holdings LLC and designated as collateral for future borrowings on the Bank of Montreal credit facility.